QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 18.33%

CONVERTIBLE BOND - 2.57%
SPDR Bloomberg Barclays Convertible Securities ETF	7,968	$403,181

CORPORATE - 13.90%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	23,214	617,028
VanEck Vectors Fallen Angel High Yield Bond ETF	15,559	465,992
VanEck Vectors Investment Grade Floating Rate Bond ETF	43,413	1,097,047

		2,180,067

LARGE CAP - 1.86%
PowerShares QQQ Trust Series 1 ETF	1,105	172,115
The iShares Edge MSCI USA Momentum Factor ETF	1,155	119,115

		291,230

TOTAL EXCHANGE TRADED FUNDS - 18.33%		2,874,478

MUTUAL FUNDS - 82.37%

AGGREGATE BOND - 40.27%
Baird Core Plus Bond Fund Institutional Class	41,684	467,690
Guggenheim Total Return Bond fund R6 Class	11,665	317,650
JPMorgan Unconstrained Debt Fund R6 Class	47,499	474,516
Lord Abbett Short Duration Income Fund R6 Class	291,093	1,237,146
Lord Abbett Bond-Debenture Fund R6 Class	105,455	865,789
Lord Abbett Investment Trust Income Fund R6 Class	221,461	635,592
PIMCO Income Fund Institutional Class	72,165	895,566
PIMCO Low Duration Income Fund Institutional Class	92,306	791,062
Voya Intermediate Bond Fund R6 Class	62,354	630,402

		6,315,413

BANK LOANS - 5.42%
Eaton Vance Floating-Rate Advantage Fund Institutional Class	36,483	397,300
Lord Abbett Floating-Rate Fund R6 Class	49,282	452,901

		850,201

BLEND BROAD MARKET - 1.27%
DFA U.S. Core Equity 1 Portfolio Institutional Class	5,230	119,134
DFA U.S. Core Equity 2 Portfolio Institutional Class	2,250	40,771
U.S. Vector Equity Portfolio Institutional Class	2,075	39,776

		199,681

BLEND LARGE CAP - 2.24%
DFA US Large Company Portfolio Institutional Class	8,298	171,852
Vanguard Institutional Index Fund Institutional Class	734	178,593

		350,445

BLEND MID CAP - 0.26%
Vanguard Extended Market Index Fund Admiral Class	485	41,099

CONVERTIBLE - 2.70%
Franklin Convertible Securities Fund Class R6	21,622	423,581

EMERGING MARKETS BOND - 4.02%
Columbia Emerging Markets Bond Fund Class I3	13,226	157,923
Payden Emerging Markets Bond Fund Institutional Class	33,198	472,072

		629,995

FOREIGN AGGREGATE - 6.02%
Columbia Strategic Income Fund Class I3	79,191	468,018
Oppenheimer International Bond fund Institutional Class	80,058	476,348

		944,366

FOREIGN BLEND - 3.38%
American Funds Fundamental Investors R6 Class	792	49,304
Oppenheimer Global Opportunities Fund Institutional Class	3,977	276,829
World Core Equity Portfolio Institutional Class	12,316	204,072

		530,205

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

GROWTH LARGE CAP - 1.27%
Franklin Dynatech Fund R6 Class	615	$41,647
Vanguard Growth Index Fund Admiral Class	1,658	156,885

		198,532

HIGH YIELD BOND - 4.44%
AB High Income Fund Advisor Class	25,999	229,571
Lord Abbett High Yield Fund R6 Class	60,320	466,879

		696,450

INFLATION PROTECTED - 3.05%
PIMCO Real Return Fund Institutional Class	43,274	478,611

MODERATE ALLOCATION - 2.18%
American Funds American Balanced Fund Class R6	9,522	258,607
Vanguard Balanced Index Fund Admiral Class	2,405	83,510

		342,117

OBJECTIVE BANK LOANS - 1.95%
Credit Suisse Floating Rate High Income Fund Institutional Class	44,635	305,749

VALUE BROAD MARKET - 0.43%
American New Perspective Fund Class R6	1,572	67,831

VALUE LARGE CAP - 3.22%
DFA U.S. Large Cap Value Portfolio Institutional Class	4,150	162,356
Vanguard Value Index Fund Institutional Class	4,104	169,965
Washington Mutual Investors Fund R6 Class	3,785	172,855

		505,176

VALUE MID CAP - 0.24%
AllianzGI NFJ Mid-Cap Value Fund Institutional Class	1,119	37,419

TOTAL MUTUAL FUNDS - 82.37%		12,916,871

MONEY MARKET FUNDS - 2.21%
Federated Institutional Prime Obligation Fund Institutional Class 1.44%*	191,751	191,751
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	155,329	155,329

		347,080

TOTAL INVESTMENTS - 102.91%	102.91%	16,138,429
Liabilities in excess of other assets - (2.91)%	-2.91%	(456,474)

NET ASSETS - 100.00%	100.00%	$15,681,955

*Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$2,874,478	$–	$–	$2,874,478
Mutual Funds	12,916,871	–	–	12,916,871
Money Market Funds	347,080	–	–	347,080

	$16,138,429	$–	$–	$16,138,429

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $15,804,518 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$383,295
Gross unrealized depreciation	(49,384)

Net unrealized appreciation	$333,911

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 16.92%

CONVERTIBLE BOND - 4.12%
SPDR Bloomberg Barclays Convertible Securities ETF	43,900	$2,221,340

BROAD MARKET - 0.26%
PowerShares DWA NASDAQ Momentum Portfolio ETF	1,377	142,423

CORPORATE - 7.36%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	47,782	1,270,046
VanEck Vectors Fallen Angel High Yield Bond ETF	52,990	1,587,050
VanEck Vectors Investment Grade Floating Rate Bond ETF	44,134	1,115,266

		3,972,362

FINANCIAL - 1.71%
Financial Select Sector SPDR Fund ETF	22,136	617,816
Vanguard Financials ETF	4,374	306,355

		924,171

INTERNATIONAL - 1.07%
Vanguard FTSE Developed Markets ETF	6,424	288,181
WisdomTree International SmallCap Dividend Fund	3,738	287,078

		575,259

LARGE CAP - 1.62%
The iShares Edge MSCI USA Momentum Factor ETF	2,697	278,142
PowerShares QQQ Trust Series 1	3,835	597,340

		875,482

MID-CAP - 0.79%
PowerShares Russell Midcap Pur Growth Portfolio	6,633	281,637
Schwab US Mid-Cap ETF	2,708	144,255

		425,892

TOTAL EXCHANGE TRADED FUNDS - 16.92%		9,136,929

MUTUAL FUNDS - 85.85%

AGGREGATE BOND - 28.85%
Baird Core Plus Bond Fund Institutional Class	143,731	1,612,664
Guggenheim Total Return Bond Fund R6 Class	51,203	1,394,253
JPMorgan Unconstrained Debt Fund R6 Class	110,628	1,105,173
Lord Abbett Bond-Debenture Fund R6 Class	263,230	2,161,121
Lord Abbett Investment Trust Income Fund R6 Class	778,464	2,234,191
Lord Abbett Short Duration Income Fund R6 Class	241,790	1,027,609
PIMCO Income Fund Institutional Class	226,220	2,807,385
PIMCO Low Duration Income Fund Institutional Class	123,759	1,060,619
Voya Intermediate Bond Fund R6 Class	214,877	2,172,410

		15,575,425

BANK LOANS - 7.46%
Credit Suisse Floating Rate High Income Fund Institutional Class	154,525	1,058,494
Eaton Vance Floating Rate Advantage Fund Institutional Class	127,577	1,389,318
Lord Abbett Floating Rate Fund R6 Class	171,799	1,578,831

		4,026,643

BLEND BROAD MARKETS - 2.09%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	7,944	143,943
DFA U.S. Core Equity 1 Portfolio Institutional Class	18,469	420,731
U.S. Vector Equity Portfolio Institutional Class	29,307	561,809

		1,126,483

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND LARGE CAP - 5.54%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	57,165	$1,183,884
DFA U.S. Core Equity 1 Portfolio Institutional Class	6,365	594,769
U.S. Vector Equity Portfolio Institutional Class	4,987	1,214,036

		2,992,689

BLEND MID CAP - 0.53%
Vanguard Extended Market Index Fund Admiral Class	3,362	284,985

BLEND SMALL CAP - 1.04%
Schwab Small-Cap Index Fund Select Shares	18,270	559,784

CONVERTIBLE - 4.32%
Franklin Convertible Securities Fund Class R6	119,129	2,333,729

DEVELOPED MARKETS - 1.08%
Vanguard Developed Markets Index Fund Institutional Class	40,438	583,518

EMERGING MARKETS - 4.58%
Columbia Emerging Markets Bond Fund Class I3	46,195	551,564
DFA Emerging Markets Portfolio Institutional Class	5,256	160,156
JPMorgan Emerging Markets Equity Fund R6 Class	4,887	146,283
Payden Emerging Markets Bond Fund SI Class	113,450	1,613,265

		2,471,268

FOREIGN GROWTH - 0.57%
Vanguard International Growth Fund Admiral Shares	3,190	304,926

FOREIGN AGGREGATE - 5.09%
Columbia Strategic Income Fund I3 Shares	184,791	1,092,112
Oppenheimer International Bond Fund Institutional Class	278,367	1,656,284

		2,748,396

FOREIGN BLEND - 5.42%
American Funds Fundamental Investors R6 Class	2,702	168,147
Oppenheimer Global Opportunities Fund Institutional Class	19,141	1,332,395
World Core Equity Portfolio Institutional Class	86,139	1,427,315

		2,927,857

GROWTH LARGE CAP - 2.62%
Growth Fund of America R6 Class	1,842	91,274
Franklin DynaTech Fund R6 Class	1,398	94,698
T. Rowe Price Blue Chip Growth Fund Institutional Class	1,345	129,562
Vanguard Growth Index Fund Admiral Shares	11,605	1,097,840

		1,413,374

GROWTH MID CAP - 0.32%
Janus Henderson Enterprise Fund Institutional Class	1,452	171,694

HIGH YIELD BOND - 4.41%
AB High Income Fund Advisor Class	88,421	780,753
Lord Abbett High Yield Fund R6 Class	207,037	1,602,463

		2,383,216

INFLATION PROTECTED - 2.58%
PIMCO Real Return Fund Institutional Class	126,097	1,394,633

MODERATE ALLOCATION - 3.26%
American Balanced Fund Class R6	43,673	1,186,160
Vanguard Balance Index Fund Admiral Class	16,563	575,070

		1,761,230

VALUE BROAD MARKET - 0.71%
America New Perspective Fund R6 Class	8,833	381,314

VALUE LARGE CAP - 4.90%
American Funds Washington Mutual Investors Fund Class R6	13,333	608,910
DFA U.S. Large Cap Value Portfolio Institutional Class	14,359	561,729
Vanguard Value Index Fund Institutional Class	35,655	1,476,478

		2,647,117

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
		Number
		of	Fair
Security Description		Shares	Value

VALUE MID CAP - 0.49%
AllianzGI NFJ Mid-Cap Value Fund Institutional Class		7,841	$262,203
Vanguard Selected Value Fund Investor Class		0	–

			262,203

TOTAL MUTUAL FUNDS - 85.85%			46,350,484

MONEY MARKET FUNDS - 2.02%
Federated Institutional Prime Obligation Fund Institutional Class 1.44%*		556,351	556,351
Vanguard Treasury Money Market Fund Institutional Class 0.45%		533,348	533,348

	`		1,089,699

TOTAL INVESTMENTS - 104.80%		104.80%	56,577,112
Liabilities in excess of other assets - (4.80)%		-4.80%	(2,589,516)

NET ASSETS - 100.00%		100.00%	$53,987,596

*Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$9,136,929	$–	$–	$9,136,929
Mutual Funds	46,350,484	–	–	46,350,484
Money Market Funds	1,089,699	–	–	1,089,699

	$56,577,112	$–	$–	$56,577,112

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $54,317,285 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,289,963
Gross unrealized depreciation	(30,136)

Net unrealized appreciation	$2,259,827

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MUTUAL FUNDS - 104.44%

GLOBAL ALLOCATION - 84.20%
Deutsche Global Income Builder Class R6	321,695	$3,075,403
JPMorgan Global Allocation Fund Class R6	172,033	3,213,571
Loomis Sayles Global Allocation Fund Class N	144,435	3,205,015
Pioneer Flexible Opportunities Fund Class Y	239,518	3,243,071

		12,737,060

MULTI-STRATEGY ALLOCATION - 20.24%
Goldman Sachs Alternative Premia Fund Class R6	338,371	3,062,254

TOTAL MUTUAL FUNDS - 104.44%		15,799,314

MONEY MARKET FUNDS - 2.50%
Federated Institutional Prime Obligation Fund Institutional Class 1.45% *	221,147	221,162
Vanguard Treasury Money Market Fund Investor Class 1.16% *	157,130	157,130

		378,292

TOTAL INVESTMENTS - 106.95%	106.95%	16,177,606
Liabilities in excess of other assets - (6.95)%	-6.95%	(1,050,667)

NET ASSETS - 100.00%	100.00%	$15,126,939

*Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Mutual Funds	$15,799,314	$–	$–	$15,799,314
Money Market Funds	378,292	–	–	378,292

	$16,177,606	$–	$–	$16,177,606

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,289,537 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,127
Gross unrealized depreciation	(119,058)

Net unrealized depreciation	$(111,931)

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 24.36%

CONVERTIBLE BOND - 3.11%
SPDR Bloomberg Barclays Convertible Securities ETF	96,136	$4,864,482

BROAD MARKET - 0.01%
PowerShares DWA NASDAQ Momentum Portfolio ETF	7,885	815,546

CORPORATE HIGH YIELD - 2.63%
SPDR ICE BofAML Crossover Corporate Bond	38,170	1,014,559
VanEck Vectors Fallen Angel High Yield Bond ETF	103,551	3,101,352

		4,115,911

FINANCIAL - 2.15%
Financial Select Sector SPDR Fund	62,459	1,743,231
Vanguard Financials ETF	23,059	1,615,052

		3,358,283

INTERNATIONAL - 3.92%
Vanguard FTSE Developed Markets ETF	97,849	4,389,506
WisdomTree International SmallCap Dividend Fund	22,523	1,729,766

		6,119,272

LARGE CAP - 6.05%
PowerShares QQQ Trust Series 1	25,107	3,910,666
The iShares Edge MSCI USA Momentum Factor ETF	53,669	5,534,884

		9,445,550

MID CAP - 3.87%
PowerShares Russell Midcap Pur Growth Portfolio	121,155	5,144,241
Schwab US Mid-Cap ETF	16,819	895,948

		6,040,189

SMALL CAP - 2.11%
SPDR S&P 600 Small Cap Value ETF	13,287	1,670,575
Vanguard Russell 2000 Growth ETF	6,281	851,452
Vanguard Russell 2000 Value ETF	7,014	766,420

		3,288,447

TOTAL EXCHANGE TRADED FUNDS - 24.36%		38,047,680

MUTUAL FUNDS - 80.94%

AGGREGATE BOND - 8.19%
Baird Core Plus Bond Fund Institutional Class	148,995	1,671,729
Guggenheim Total Return Bond Fund R6 Class	77,338	2,105,917
Lord Abbett Bond-Debenture Fund R6 Class	388,701	3,191,237
Lord Abbett Investment Trust Income Fund R6 Class	883,348	2,535,208
PIMCO Low Duration Income Fund Institutional Class	2,009	17,221
PIMCO Income Fund Institutional Class	264,220	3,278,973

		12,800,285

BANK LOANS - 2.42%
Credit Suisse Floating Rate High Income Fund Institutional Class	97,069	664,925
Eaton Vance Floating-Rate Advantage Fund Institutional Class	153,910	1,676,076
Lord Abbett Floating Rate Fund R6 Class	157,200	1,444,667

		3,785,668

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND BROAD MARKET - 3.64%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	142,516	$2,582,391
DFA U.S. Core Equity 1 Portfolio Institutional Class	130,914	2,982,217
U.S. Vector Equity Portfolio Institutional Class	6,049	115,960

		5,680,568

BLEND LARGE CAP - 8.07%
DFA US Large Company Portfolio Institutional Class	195,632	4,051,547
Fidelity 500 Index Fund Premium Class	46,211	4,318,377
Vanguard Institutional Index Fund Institutional Class	17,433	4,244,154

		12,614,078

BLEND MID CAP - 1.64%
Vanguard Extended Market Index Fund Admiral Class	30,169	2,557,129

BLEND SMALL CAP - 1.05%
Schwab Small-Cap Index Fund Select Shares	53,386	1,635,760

CONVERTIBLE - 3.28%
Franklin Convertible Securities Fund R6 Class	261,448	5,121,761

DEVELOPED MARKETS - 3.25%
Vanguard Developed Markets Index Fund Institutional Class	351,756	5,075,846

EMERGING MARKET STOCK - 5.79%
DFA Emerging Markets Portfolio Institutional Class	42,051	1,281,281
Payden Emerging Markets Bond Fund SI Class	219,079	3,115,297
JPMorgan Emerging Markets Equity Fund R6 Class	43,910	1,314,215
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	139,292	1,671,500
Columbia Emerging Markets Bond Fund Class I3	139,361	1,663,966

		9,046,259

FOREIGN AGGREGRATE - 4.17%
Columbia Strategic Income Fund I3 Shares	549,456	3,247,288
Oppenheimer International Bond Fund Institutional Class	548,189	3,261,727

		6,509,015

FOREIGN BLEND - 9.25%
American Funds Fundamental Investors R6 Class	14,157	880,874
Oppenheimer Global Opportunities Fund Institutional Class	84,230	5,863,266
World Core Equity Portfolio Institutional Class	414,851	6,874,074
Vanguard International Explorer Fund Investor Class	38,895	828,083

		14,446,297

FOREIGN GROWTH - 4.05%
Oppenheimer International Small-Mid Company Fund Institutional Class	10,269	505,423
T. Rowe Price International Discovery Fund Institutional Class	17,558	1,254,548
Vanguard International Growth Fund Admiral Shares	47,713	4,560,420

		6,320,391

GROWTH LARGE CAP - 3.85%
Franklin DynaTech Fund R6 Class	13,007	881,249
Growth Fund of America R6 Class	10,471	518,927
T. Rowe Price Blue Chip Growth Fund Institutional Class	9,530	918,071
Vanguard U.S. Growth Fund Admiral Class	39,060	3,695,044

		6,013,291

GROWTH MID CAP - 0.66%
Janus Henderson Enterprise Fund Institutional Class	8,747	1,034,224

GROWTH SMALL CAP - 1.11%
JPMorgan Small Cap Growth Fund R6 Class	93,895	1,726,726

HIGH YIELD BOND - 2.98%
AB High Income Fund Inc. Advisor Class	174,151	1,537,758
Lord Abbett High Yield Fund Class R6	403,584	3,123,738

		4,661,496

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

INFLATION PROTECTED - 1.08%
PIMCO Real Return Fund Institutional Class	151,885	$1,679,843

MODERATE ALLOCATION - 3.39%
American Funds American Balanced Fund Class R6	195,120	5,299,464

VALUE BROAD MARKET - 1.25%
American Funds New Perspective Fund Class R6	45,305	1,955,837

VALUE LARGE CAP - 9.81%
DFA U.S. Large Cap Value Portfolio Institutional Class	124,815	4,882,768
Vanguard Value Index Fund Institutional Class	166,578	6,897,991
Washington Mutual Investors Fund R6 Class	77,422	3,535,877

		15,316,636

VALUE MID CAP - 2.02%
AllianzGI NFJ Mid-Cap Value Fund Institutional Class	94,278	3,152,640

TOTAL MUTUAL FUNDS - 80.94%		126,433,214

MONEY MARKET FUNDS - 2.04%
Federated Institutional Prime Obligation Fund Institutional Class 1.44%*	1,628,845	1,628,973
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	1,554,026	1,554,026

		3,182,999

TOTAL INVESTMENTS - 107.33%	107.33%	167,663,893
Liabilities in excess of other assets - (7.33)%	-7.33%	(11,451,870)

NET ASSETS - 100.00%	100.00%	$156,212,023

Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$38,047,680	$–	$–	$38,047,680
Mutual Funds	126,433,214	–	–	126,433,214
Money Market Funds	3,182,999	–	–	3,182,999

	$167,663,893	$–	$–	$167,663,893

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $157,294,948 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,759,712
Gross unrealized depreciation	(390,767)

Net unrealized appreciation	$10,368,945

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 27.02%

BROAD MARKET - 0.53%
PowerShares DWA NASDAQ Momentum Portfolio ETF	10,574	$1,093,669

CONVERTIBLE BOND - 1.55%
SPDR Bloomberg Barclays Convertible Securities ETF	63,753	3,225,902

CORPORATE - 1.44%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	35,052	931,682
VanEck Vectors fallen Angel High Yield Bond ETF	68,739	2,058,733

		2,990,415

FINANCIAL - 2.21%
Financial Select Sector SPDR Fund ETF	82,929	2,314,549
Vanguard Financials ETF	32,548	2,279,662

		4,594,211

INTERNATIONAL - 6.68%
Vanguard FTSE Developed Markets ETF	204,821	9,188,270
WisdomTree International SmallCap Dividend Fund ETF	61,279	4,706,227

		13,894,497

LARGE CAP - 6.10%
The iShares Edge MSCI USA Momentum Factor ETF	65,830	6,789,048
PowerShares QQQ Trust Series 1	37,868	5,898,320

		12,687,368

MID CAP - 5.94%
PowerShares Russell Midcap Pure Growth Portfolio ETF	241,483	10,253,368
Schwab US Mid-Cap ETF	39,174	2,086,799

		12,340,167

SMALL CAP - 2.57%
SPDR S&P 600 Small Cap Value ETF	17,611	2,214,231
Vanguard Russell 2000 Growth ETF	18,110	1,978,880
Vanguard Russell 2000 Value ETF	8,410	1,140,059

		5,333,170

TOTAL EXCHANGE TRADED FUNDS - 27.02%		56,159,399

MUTUAL FUNDS - 81.25%

AGGREGATE BOND - 3.10%
Baird Core Plus Bond Fund Institutional Class	99,721	1,118,879
Guggenheim Total Return Bond fund R6 Class	41,178	1,121,265
Lord Abbett Bond-Debenture Fund R6 Class	166,488	956,369
Lord Abbett Investment Trust Income Fund R6 Class	390,545	1,120,865
PIMCO Income Fund Institutional Class	171,503	2,128,348

		6,445,726

BANK LOANS - 1.08%
Eaton Vance Floating-Rate Advantage Fund Institutional Class	103,016	1,121,844
Lord Abbett Floating Rate Fund R6 Class	122,091	1,122,019

		2,243,863

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND BROAD MARKET - 7.12%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	253,997	$4,602,421
DFA U.S. Core Equity 1 Portfolio Institutional Class	149,093	3,396,348
U.S. Vector Equity Portfolio Institutional Class	354,860	6,802,664

		14,801,433

BLEND LARGE CAP - 7.72%
DFA U.S. Large Company Portfolio Institutional Class	225,900	4,678,398
Fidelity 500 Index Fund Premium Class	48,590	4,540,694
Vanguard Institutional Index Fund Institutional Class	28,058	6,831,118

		16,050,210

BLEND MID CAP - 3.30%
Vanguard Extended Market Index Fund Admiral Shares	80,817	6,850,038

BLEND SMALL CAP - 2.09%
Schwab Small-Cap Index Fund Select Shares	141,472	4,334,713

CONVERTIBLE - 1.64%
Franklin Convertible Securities Fund Class R6	173,727	3,403,316

DEVELOPED MARKETS - 4.40%
Vanguard Developed Markets Index Fund Institutional Class	633,228	9,137,482

EMERGING MARKET STOCK - 5.86%
Columbia Emerging Markets Bond Fund Class I3	93,411	1,115,326
DFA Emerging Markets Portfolio Institutional Class	93,772	2,857,232
JPMorgan Emerging Markets Equity Fund R6 Class	97,024	2,903,940
Payden Emerging Markets Bond Fund SI Class	138,433	1,968,519
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	277,958	3,335,498

		12,180,515

FOREIGN AGGEGRATE BOND - 2.10%
Columbia Strategic Income Fund I3 Class	371,311	2,194,446
Oppenheimer International Bond Fund Institutional Class	365,999	2,177,699

		4,372,145

FOREIGN BLEND - 4.43%
American Funds Fundamental Investors R6 Class	18,176	1,130,922
Oppenheimer Global Opportunities Fund Institutional Class	143,135	9,963,614
Vanguard International Explorer Fund Investor Class	213,818	4,552,193
World Core Equity Portfolio Institutional Class	556,098	9,214,542

		24,861,271

FOREIGN GROWTH - 5.89%
Oppenheimer International Small-Mid Company Fund Institutional Class	30,722	1,512,164
T. Rowe Price International Discovery Fund Institutional Class	62,658	4,476,920
Vanguard International Growth Fund Admiral Class	65,461	6,256,738

		12,245,822

GROWTH LARGE CAP - 4.35%
Franklin DynaTech Fund R6 Class	17,738	1,201,754
Growth Fund of America R6 Class	11,907	590,109
T. Rowe Price Blue Chip Growth Fund Institutional Class	12,318	1,186,555
Vanguard U.S. Growth Fund Admiral Class	64,049	6,059,060

		9,037,478

GROWTH MID CAP - 0.75%
Janus Henderson Enterprise Fund Institutional Class	13,244	1,565,924

GROWTH SMALL CAP - 2.25%
JPMorgan Small Cap Growth Fund R6 Class	254,167	4,674,138

HIGH YIELD BOND - 1.42%
AB High Income Fund Inc. Advisor Class	102,249	902,862
Lord Abbett High Yield fund R6 Class	264,140	2,044,445

		2,947,307

INFLATION PROECTED - 0.54%
PIMCO Real return Fund Institutional Class	101,896	1,126,968

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MODERATE ALLOCATION - 2.17%
American Funds American Balanced Fund R6 Class	165,908	$4,506,066

VALUE BROAD MARKET - 1.30%
American Funds New Perspective Fund R6 Class	62,740	2,708,496

VALUE LARGE CAP - 9.67%
American Funds Washington Mutual Investors Fund R6 Class	101,239	4,623,582
DFA U.S. Large Cap Value Portfolio Institutional Class	166,789	6,524,783
Vanguard Value Index Fund Institutional Class	216,265	8,955,540

		20,103,905

VALUE MID CAP - 2.54%
AllianzGI NFJ Mid-Cap Value Fund Institutional Class	157,589	5,269,768

TOTAL MUTUAL FUNDS - 81.25%		168,866,584

MONEY MARKET FUNDS - 2.23%
Federated Institutional Prime Obligation Fund Institutional Class 1.44%*	2,581,517	2,581,749
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	2,046,816	2,046,816

		4,628,565

TOTAL INVESTMENTS - 110.49%	110.49%	229,654,548
Liabilities in excess of other assets - (10.49)%	-10.49%	(21,812,897)

NET ASSETS - 100.00%	100.00%	$207,841,651

*Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$56,159,399	$–	$–	$56,159,399
Mutual Funds	168,866,584	–	–	168,866,584
Money Market Funds	4,628,565	–	–	4,628,565

	$229,654,548	$–	$–	$229,654,548

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $213,816,242 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,974,956
Gross unrealized depreciation	(1,136,650)

Net unrealized appreciation	$15,838,306

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 28.38%

CONVERTIBLE - 0.51%
SPDR Bloomberg Barclays Convertible Securities ETF	6,714	$339,728

CORPORATE - 0.47%
VanEck Vectors Fallen Angel High Yield Bond	10,555	316,122

BROAD MARKET - 0.01%
PowerShares DWA NASDAQ Momentum Portfolio ETF	4,922	509,083

INTERNATIONAL - 8.19%
Vanguard FTSE Developed Markets ETF	64,560	2,896,162
WisdomTree International SmallCap Dividend Fund ETF	33,382	2,563,738

		5,459,900

LARGE CAP - 6.00%
PowerShares QQQ Trust Series 1 ETF	7,141	1,112,282
The iShares Edge MSCI USA Momentum Factor ETF	28,010	2,888,671

		4,000,953

MID CAP - 7.96%
PowerShares Russell Midcap Pure Growth Portfolio ETF	98,054	4,163,373
Schwab US Mid-Cap ETF	21,457	1,143,014

		5,306,387

SMALL CAP - 4.48%
SPDR S&P 6000 Small Cap Value ETF	9,045	1,137,228
Vanguard Russell 2000 Growth ETF	5,373	728,364
Vanguard Russell 2000 Value ETF	10,252	1,120,236

		2,985,828

TOTAL EXCHANGE TRADED FUNDS - 28.38%		18,918,001

MUTUAL FUNDS - 78.75%

AGGREGATE BOND - 1.04%
PIMCO Income Fund Institutional Class	26,998	335,042
Guggenheim Total Return Bond Fund R6 Class	13,101	356,728

		691,770

BANK LOAN - 0.53%
Eaton Vance Floating-Rate Advantage Fund Institutional Class	32,715	356,262

BLEND BROAD MARKET - 9.01%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	100,285	1,817,172
DFA U.S. Core Equity 1 Portfolio Institutional Class	71,939	1,638,766
U.S. Vector Equity Portfolio Institutional Class	133,166	2,552,801

		6,008,739

BLEND LARGE CAP - 5.64%
DFA U.S. Large Company Portfolio Institutional Class	88,375	1,830,251
Fidelity 500 Index Fund Premium Class	11,407	1,065,996
Vanguard Institutional Index Fund Institutional Class	3,547	863,623

		3,759,870

BLEND MID CAP - 3.24%
Vanguard Extended Market Index Fund Admiral Shares	25,482	2,159,875

BLEND SMALL CAP - 3.42%
Schwab Small Cap Index Fund Select Shares	74,333	2,277,560

DEVELOPED MARKETS - 4.29%
Vanguard Developed Markets Index Fund Institutional Shares	198,211	2,860,182

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EMERGING MARKET STOCK - 6.95%
DFA Emerging Markets Portfolio Institutional Class	47,663	$1,452,300
JPMorgan Emerging Markets Equity Fund R6 Class	48,393	1,448,412
Payden Emerging Markets Bond Fund SI Class	23,537	334,696
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	116,177	1,394,128

		4,629,536

FOREIGN BLEND - 15.56%
American Funds Fundamental Investors R6 Class	5,442	338,575
Oppenheimer Global Opportunities Fund Institutional Class	55,765	3,881,797
Vanguard International Explorer Fund Investor Class	117,477	2,501,082
World Core Equity Portfolio Institutional Class	220,199	3,648,694

		10,370,148

FOREIGN GROWTH - 9.28%
Oppenheimer International Small-Mid Co. Fund Institutional Class	13,893	683,790
T. Rowe Price International Discovery Fund Institutional Class	32,230	2,302,821
Vanguard International Growth Fund Admiral Class	33,497	3,201,599

		6,188,210

GROWTH LARGE CAP - 3.16%
Franklin DynaTech Fund R6 Class	5,243	355,202
Growth Fund of America R6 Class	7,198	356,737
T. Rowe Price Blue Chip Growth Fund Institutional Class	5,414	521,551
Vanguard U. S. Growth Fund Admiral Class	9,194	869,724

		2,103,214

GROWTH MID CAP - 0.86%
Janus Henderson Enterprise Fund Institutional Class	4,827	570,755

GROWTH SMALL CAP - 3.09%
JPMorgan Small Cap Growth Fund R6 Class	112,077	2,061,097

VALUE BROAD MARKET - 1.20%
American Funds New Perspective Fund R6 Class	18,541	800,398

VALUE LARGE CAP - 7.98%
DFA U.S. Large Cap Value Portfolio Institutional Class	48,596	1,901,067
Vanguard Value Index Fund Institutional Class	42,823	1,773,284
Washington Mutual Investors Fund R6 Class	36,074	1,647,481

		5,321,832

VALUE MID CAP - 3.51%
AllianzGI NFJ Mid-Cap Value Fund Institutional Class	69,923	2,338,224

TOTAL MUTUAL FUNDS - 78.75%		52,497,672

MONEY MARKET FUNDS - 2.36%
Federated Institutional Prime Obligations Fund Institutional Class 1.10%*	923,477	923,558
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	647,611	647,611

		1,571,169

TOTAL INVESTMENTS - 109.48%	109.48%	72,986,842
Liabilities in excess of other assets- (9.48)%	-9.48%	(6,322,720)

NET ASSETS - 100.00%	100.00%	$66,664,122

*Effective 7 day yield as of December 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$18,918,001	$–	$–	$18,918,001
Mutual Funds	52,497,672	–	–	52,497,672
Money Market Funds	1,571,169	–	–	1,571,169

	$72,986,842	$–	$–	$72,986,842

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

At December 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $68,621,098 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,799,241
Gross unrealized depreciation	(433,497)

Net unrealized appreciation	$4,365,744

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  Exhibit No.  Description of Exhibit

  99.1  Certification of Principal Executive Officer

  99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	February 27, 2018

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 27, 2018